UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018
Date of reporting period: June 30, 2018

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Selected FUNDS

Selected Funds

Selected American Shares
Selected International Fund

June 30, 2018

SEMI-ANNUAL REPORT

Selecting Quality Companies for the Long Term™

SELECTED FUNDS	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-243-1575, on the Funds' website at www.selectedfunds.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for each Fund, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds' website at www.selectedfunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Danton G. Goei
Chairman	President & Portfolio Manager	Portfolio Manager

August 6, 2018

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview
Selected American Shares underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2018 (the "period"). The Fund's Class S and D shares delivered a total return of 1.90% and 2.07%, respectively, versus a 2.65% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Consumer Discretionary (up 11%), Information Technology (up 11%), and Energy (up 7%). The sectors within the S&P 500® that reported the weakest performance were Consumer Staples (down 9%), Telecommunication Services (down 8%), and Industrials (down 5%).

Detractors from Performance
The Fund's Financial sector holdings were the most significant detractor2 from performance. The Fund was hindered by its significant overweight position in this sector (32% average weighting, versus 16%) and from weaker stock selection (down 4%, versus down 3%) when compared to the S&P 500®. Wells Fargo3 (down 7%), Capital One Financial (down 7%), and Berkshire Hathaway (down 5%), all top ten holdings, hindered performance during the period.

While no individual holding from the Information Technology sector was among the top detractors during the period, the Fund's performance was hindered when compared to the S&P 500® as a result of its underweight position in this sector (19% average weighting, versus 24%) and from weaker stock selection (up 8%, versus up 11%).

The Fund's Material sector holdings detracted from performance on both an absolute and relative basis. The Fund's performance was hindered from weaker stock selection in this sector (down 6%, compared with down 3% for the S&P 500®). LafargeHolcim (down 11%) was among the top detractors.

Additional securities that negatively impacted performance included the top detractor during the period, Adient (down 37%), Liberty Global (down 21%), Didi Chuxing (down 7%), and Naspers (down 9%) from the Consumer Discretionary sector, Johnson Controls (down 11%) from the Industrial sector, and Cabot Oil & Gas (down 16%) from the Energy sector.

The Fund had an average weighting of 20% of its net assets invested in foreign holdings during the period. The foreign holdings underperformed the domestic holdings (up 1%, versus up 3%).

Contributors to Performance
On an absolute basis, the Fund's Consumer Discretionary holdings made the most significant contribution to performance (up 8%). The Fund also benefited on a relative basis due to its 19% average weighting, compared to a 13% average weighting for the S&P 500®.  Amazon (up 45%), the second largest holding, was the top contributor.

The Fund's Industrial sector holdings made a significant contribution to performance when compared to the S&P 500® due to stock selection (up 2%, versus down 5%). Safran (up 20%) and Ferguson (up 13%) were key contributors during the period.

The Fund's Information Technology holdings helped performance on an absolute basis. Five of the Fund's Information Technology securities were key contributors, including the largest holding Alphabet (up 7%), Facebook (up 10%), Microsoft (up 16%), Texas Instruments (up 7%), and Alibaba (up 8%).

When compared to the S&P 500®, the Fund benefited significantly by not having any position in the two weakest sectors, Consumer Staples and Telecommunication Services.

While the returns on the Fund's Energy holdings underperformed those of the S&P 500® (up 6%, compared with up 7%), the Fund's Energy holdings aided performance on an absolute basis. Apache (up 12%) and Occidental Petroleum (up 16%) were among the top contributors.

Selected American Shares' investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares' principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors.  One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the
Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2008

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
S&P 500®
SAS - S
S&P 500®
$26,341
SAS - S
$22,174
06/30/08
06/30/09
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	14.11%	12.24%	8.28%	N/A	0.97%	0.97%
Class D	14.48%	12.61%	8.65%	8.01%	0.65%	0.65%
Standard & Poor's 500® Index	14.37%	13.42%	10.17%	8.71%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Selected Funds Investor Services at 1-800-243-1575 or visit the Fund's website at www.selectedfunds.com.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC.

Performance Overview

Selected International Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA ("MSCI") for the six-month period ended June 30, 2018 (the "period"). The Fund's Class S and D shares delivered a total return of (1.04)% and (0.89)%, respectively, versus a (3.77)% return for the MSCI. The sectors1 within the MSCI that reported the strongest performance were Energy (up 6%), Health Care (up 2%), and Utilities (up less than 1%). The sectors that reported the weakest performance were Telecommunication Services (down 10%), Financials (down 8%), and Real Estate (down 4%).

Contributors to Performance

The Fund's holdings in the Industrial sector made the most significant contribution2 to performance on an absolute basis as well as on a relative basis due to stock selection.  Returns for the Fund's Industrial holdings were up 5%, compared to down 4% for the MSCI. Three key contributors to performance were Safran3 (up 20%), Ferguson (up 13%), and CAR (up 14%).

Likewise, the Fund's Information Technology sector holdings helped performance on both an absolute and relative basis. The Fund benefited primarily from its stock selection in this sector (up 6%, versus down 1% for the MSCI). The Fund benefited from having an average weighting of 17% of its net assets in this sector, versus the MSCI, which had an average weighting of 12% in Information Technology securities. iQIYI (up 79%), a new purchase, was the top contributor for the period. Alibaba (up 8%) also aided performance.

Returns from the Fund's Financial sector holdings beat those of the MSCI (up 1%, versus down 8%). Noah Holdings (up 13%) and Bank of N.T. Butterfield & Son, a new holding (up 23%), were top contributors for the period.

The Fund's Health Care holdings were up 22%. Shire (up 34%), a new purchase, was a key contributor. Additional contributors included TAL Education Group (up 36%) and Vipshop Holdings (up 36%) from the Consumer Discretionary sector; both were subsequently sold.

The Fund benefited from its significant overweight position (46% average weighting, versus 8%) and stock selection (down less than 1%, versus down 2%) in Chinese securities when compared to the MSCI.

Detractors from Performance

The Fund's Energy holdings were the most substantial detractor from performance on a relative basis and were also a key detractor on an absolute basis. The Fund's Energy holdings were down 10%, compared with up 6% for the MSCI. Paramount Resources (down 27%) and Seven Generations Energy, a new purchase (down 27%), weakened performance.

Similarly, the returns on the Fund's Consumer Discretionary sector holdings were the most significant detractor on an absolute basis and an important detractor on a relative basis due to its overweight position (32% average weighting, versus 11%) and weaker stock selection (down 5%, versus down 4%) when compared to the MSCI. Four Consumer Discretionary sector securities were among the key detractors for the period. Among these were the top detractor Tarena International (down 49%), Naspers (down 9%), JD.com (down 6%), and Didi Chuxing (down 7%).

While a key contributor on a relative basis and while still producing a positive return (up 1%), the Fund's Financial sector holdings weakened absolute performance due to the timing of purchases during the period. Yirendai (down 49%), which was purchased during the period, was a key detractor.

The Fund's Health Care sector securities performed better than those of the MSCI (up 22%, compared to up 2%), however the Fund's Health Care holdings hindered performance on a relative basis due to the Fund's significant underweight position in these securities (2% average weighting, versus 8% average weighting for the MSCI).

Fang Holdings (down 30%) from the Information Technology sector, InterGlobe Aviation (down 16%) from the Industrial sector, and LafargeHolcim (down 11%) from the Material sector were among the top detractors for the period.

Selected International Fund's investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2018, unless otherwise noted.
[1]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected International Fund Class S versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
over 10 years for an investment made on June 30, 2008

$20,000
$15,000
$10,000
$5,000
$0
MSCI ACWI® ex USA
SIF - S
SIF - S
$16,392
MSCI ACWI®
ex USA
$12,853
06/30/08
06/30/09
06/30/10
06/30/11
06/30/12
06/30/13
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18

Average Annual Total Return for periods ended June 30, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	12.82%	10.19%	5.07%	N/A	1.25%	1.25%
Class D	13.28%	10.66%	5.59%	4.98%	0.85%	0.85%
MSCI ACWI® ex USA	7.28%	5.99%	2.54%	6.28%

On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities.  Performance prior to that date is unlikely to be relevant to future performance.

The Fund's performance benefited from IPO purchases in 2010 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Selected Funds Investor Services at 1-800-243-1575 or visit the Fund's website at www.selectedfunds.com.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	June 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	78.53%	Information Technology	20.27%	25.96%
Common Stock (Foreign)	17.84%	Diversified Financials	18.25%	5.32%
Preferred Stock (Foreign)	2.97%	Banks	13.24%	6.14%
Short-Term Investments	0.47%	Capital Goods	12.95%	6.82%
Other Assets & Liabilities	0.19%	Retailing	10.16%	7.15%
	100.00%	Energy	9.23%	6.34%
		Health Care	3.69%	14.08%
		Media	2.82%	2.26%
		Materials	2.80%	2.61%
		Insurance	2.40%	2.39%
		Automobiles & Components	1.96%	0.60%
		Consumer Services	1.75%	1.66%
		Consumer Durables & Apparel	0.48%	1.25%
		Food, Beverage & Tobacco	–	3.91%
		Utilities	–	2.95%
		Other	–	10.56%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/18 Net Assets)

Alphabet Inc.*	Software & Services	8.76%
Amazon.com, Inc.	Retailing	5.83%
Wells Fargo & Co.	Banks	5.61%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.50%
JPMorgan Chase & Co.	Banks	5.12%
Bank of New York Mellon Corp.	Capital Markets	4.77%
Apache Corp.	Energy	4.72%
Capital One Financial Corp.	Consumer Finance	4.54%
United Technologies Corp.	Capital Goods	4.19%
Facebook, Inc., Class A	Software & Services	4.08%

*Alphabet Inc. holding includes Class A and Class C.

SELECTED FUNDS	Fund Overview
SELECTED INTERNATIONAL FUND, INC.	June 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/18 Net Assets)		(% of 06/30/18 Stock Holdings)

			Fund	MSCI ACWI® EX USA
Common Stock (Foreign)	89.39%	Information Technology	18.86%	11.92%
Preferred Stock (Foreign)	8.69%	Capital Goods	15.46%	7.87%
Short-Term Investments	1.37%	Retailing	15.10%	1.52%
Other Assets & Liabilities	0.55%	Banks	8.70%	13.71%
	100.00%	Media	7.76%	1.48%
		Consumer Services	7.45%	1.47%
		Energy	5.88%	7.43%
		Diversified Financials	5.10%	3.18%
		Materials	5.02%	8.19%
		Transportation	4.57%	2.53%
		Insurance	2.54%	5.01%
		Health Care	1.95%	8.12%
		Consumer Durables & Apparel	1.61%	2.83%
		Food, Beverage & Tobacco	–	5.46%
		Automobiles & Components	–	3.94%
		Telecommunication Services	–	3.70%
		Other	–	11.64%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 06/30/18 Stock Holdings)		(% of Fund's 06/30/18 Net Assets)

China	45.00%	Naspers Ltd. - N	7.61%
United Kingdom	8.86%	Alibaba Group Holding Ltd., ADR	6.67%
South Africa	7.76%	Didi Chuxing Joint Co., Series A, Pfd.	6.12%
France	7.61%	Hollysys Automation Technologies Ltd.	5.93%
Canada	5.89%	Ferguson PLC	5.80%
Singapore	4.85%	New Oriental Education & Technology Group, Inc., ADR	5.63%
Switzerland	4.28%	JD.com Inc., Class A, ADR	4.71%
Germany	3.27%	Safran S.A.	4.34%
India	3.02%	Encana Corp.	4.28%
Bermuda	3.01%	DBS Group Holdings Ltd.	3.32%
Brazil	2.54%
Norway	2.30%
Netherlands	1.61%
	100.00%

SELECTED FUNDS	Expense Example (Unaudited)

As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of redemption fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2018.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/18)	(06/30/18)	(01/01/18-06/30/18)
Selected American Shares
Class S (annualized expense ratio 0.97%**)
Actual	$1,000.00	$1,019.03	$4.86
Hypothetical	$1,000.00	$1,019.98	$4.86
Class D (annualized expense ratio 0.65%**)
Actual	$1,000.00	$1,020.66	$3.26
Hypothetical	$1,000.00	$1,021.57	$3.26
Selected International Fund
Class S (annualized expense ratio 1.25%**)
Actual	$1,000.00	$989.61	$6.17
Hypothetical	$1,000.00	$1,018.60	$6.26
Class D (annualized expense ratio 0.85%**)
Actual	$1,000.00	$991.05	$4.20
Hypothetical	$1,000.00	$1,020.58	$4.26

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	June 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.37%)
CONSUMER DISCRETIONARY – (14.10%)
Automobiles & Components – (1.95%)
Adient PLC	860,345	$42,320,370
Consumer Durables & Apparel – (0.48%)
Hunter Douglas N.V. (Netherlands)	141,546	10,413,737
Consumer Services – (1.75%)
New Oriental Education & Technology Group, Inc., ADR (China)	400,300	37,892,398
Media – (2.80%)
GCI Liberty, Inc. *	73,536	3,315,003
Liberty Global PLC, Series C *	617,480	16,431,143
Liberty Latin America Ltd., Class C *	156,049	3,024,230
Naspers Ltd. - N (South Africa)	149,989	38,105,461
		60,875,837
Retailing – (7.12%)
Amazon.com, Inc. *	74,516	126,662,297
Booking Holdings Inc. *	9,742	19,747,911
Liberty Expedia Holdings, Inc., Series A *	49,080	2,156,575
Liberty TripAdvisor Holdings Inc., Series A *	68,033	1,095,331
Qurate Retail, Inc. Series A*	240,125	5,095,453
		154,757,567
	Total Consumer Discretionary	306,259,909
ENERGY – (9.17%)
Apache Corp.	2,194,967	102,614,707
Cabot Oil & Gas Corp.	400,442	9,530,520
Encana Corp. (Canada)	4,624,823	60,353,940
Occidental Petroleum Corp.	319,300	26,719,024
	Total Energy	199,218,191
FINANCIALS – (33.66%)
Banks – (13.15%)
DBS Group Holdings Ltd. (Singapore)	1,019,500	19,911,116
JPMorgan Chase & Co.	1,066,836	111,164,311
U.S. Bancorp	652,630	32,644,552
Wells Fargo & Co.	2,199,620	121,946,933
		285,666,912
Diversified Financials – (18.13%)
Capital Markets – (4.77%)
Bank of New York Mellon Corp.	1,922,355	103,672,605
Consumer Finance – (7.86%)
American Express Co.	734,548	71,985,704
Capital One Financial Corp.	1,073,525	98,656,948
		170,642,652
Diversified Financial Services – (5.50%)
Berkshire Hathaway Inc., Class A *	424	119,584,964
		393,900,221
Insurance – (2.38%)
Multi-line Insurance – (0.93%)
Loews Corp.	417,964	20,179,302

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (1.45%)
Chubb Ltd.	170,801	$21,695,143
Markel Corp. *	9,108	9,876,260
		31,571,403
		51,750,705
	Total Financials	731,317,838
HEALTH CARE – (3.66%)
Health Care Equipment & Services – (3.66%)
Aetna Inc.	433,747	79,592,574
	Total Health Care	79,592,574
INDUSTRIALS – (12.86%)
Capital Goods – (12.86%)
Ferguson PLC (United Kingdom)	576,190	46,766,262
Johnson Controls International PLC	2,446,972	81,851,213
Orascom Construction Ltd. (United Arab Emirates)	576,605	4,526,349
Safran S.A. (France)	455,224	55,314,082
United Technologies Corp.	727,190	90,920,566
	Total Industrials	279,378,472
INFORMATION TECHNOLOGY – (20.14%)
Semiconductors & Semiconductor Equipment – (2.70%)
Texas Instruments Inc.	531,083	58,551,901
Software & Services – (17.44%)
Alibaba Group Holding Ltd., ADR (China)*	290,277	53,855,092
Alphabet Inc., Class A *	67,734	76,484,555
Alphabet Inc., Class C *	102,010	113,807,457
ASAC II L.P. *(a)(b)	1,174,606	1,147,002
Facebook, Inc., Class A *	456,318	88,671,714
Microsoft Corp.	312,280	30,793,931
Oracle Corp.	322,735	14,219,704
		378,979,455
	Total Information Technology	437,531,356
MATERIALS – (2.78%)
LafargeHolcim Ltd. (Switzerland)	776,789	37,673,284
OCI N.V. (Netherlands)*	839,580	22,678,075
	Total Materials	60,351,359
TOTAL COMMON STOCK – (Identified cost $1,292,323,824)		2,093,649,699
PREFERRED STOCK – (2.97%)
CONSUMER DISCRETIONARY – (2.97%)
Retailing – (2.97%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	1,161,716	55,245,753
Didi Chuxing Joint Co., Series B (China)*(a)(b)	195,204	9,282,985
	Total Consumer Discretionary	64,528,738
TOTAL PREFERRED STOCK – (Identified cost $42,180,624)		64,528,738

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2018 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.47%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $3,248,574 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $3,312,960)	$3,248,000	$3,248,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $1,107,194 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $1,129,140)	1,107,000	1,107,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $1,949,344 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%, 11/01/18-12/06/18, total market value $1,987,980)	1,949,000	1,949,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $3,897,685 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 12/01/24-08/01/47, total market value $3,974,940)	3,897,000	3,897,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,201,000)	10,201,000
	Total Investments – (99.81%) – (Identified cost $1,344,705,448)		2,168,379,437
	Other Assets Less Liabilities – (0.19%)		4,151,267
		Net Assets – (100.00%)	$2,172,530,704

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	June 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (89.39%)
CONSUMER DISCRETIONARY – (22.61%)
Consumer Durables & Apparel – (1.57%)
Hunter Douglas N.V. (Netherlands)	17,712	$1,303,097
Consumer Services – (7.30%)
New Oriental Education & Technology Group, Inc., ADR (China)	49,226	4,659,733
Tarena International, Inc., Class A, ADR (China)	182,630	1,382,509
		6,042,242
Media – (7.61%)
Naspers Ltd. - N (South Africa)	24,784	6,296,500
Retailing – (6.13%)
Ctrip.com International, Ltd., ADR (China)*	24,687	1,175,842
JD.com Inc., Class A, ADR (China)*	99,965	3,893,637
		5,069,479
	Total Consumer Discretionary	18,711,318
ENERGY – (5.77%)
Encana Corp. (Canada)	271,545	3,543,662
Paramount Resources Ltd., Class A (Canada)*	56,450	639,364
Seven Generations Energy Ltd., Class A (Canada)*	53,800	592,981
	Total Energy	4,776,007
FINANCIALS – (16.03%)
Banks – (8.53%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	53,410	2,441,905
DBS Group Holdings Ltd. (Singapore)	140,770	2,749,277
DNB ASA (Norway)	95,600	1,869,895
		7,061,077
Diversified Financials – (5.01%)
Capital Markets – (3.62%)
Julius Baer Group Ltd. (Switzerland)	21,980	1,293,542
Noah Holdings Ltd., ADS (China)*	32,614	1,700,820
		2,994,362
Consumer Finance – (1.39%)
Yirendai Ltd., ADR (China)	54,010	1,146,092
		4,140,454
Insurance – (2.49%)
Multi-line Insurance – (2.49%)
Sul America S.A. (Brazil)	436,537	2,058,930
	Total Financials	13,260,461
HEALTH CARE – (1.91%)
Pharmaceuticals, Biotechnology & Life Sciences – (1.91%)
Shire PLC, ADR (United Kingdom)	9,360	1,579,968
	Total Health Care	1,579,968
INDUSTRIALS – (19.65%)
Capital Goods – (15.17%)
Brenntag AG (Germany)	13,594	757,559
Ferguson PLC (United Kingdom)	59,142	4,800,240
Meggitt PLC (United Kingdom)	124,767	812,274
Safran S.A. (France)	29,541	3,589,515

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2018 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	31,044	$2,589,202
		12,548,790
Transportation – (4.48%)
CAR Inc. (China)*	1,258,781	1,257,882
InterGlobe Aviation Ltd. (India)	154,217	2,453,427
		3,711,309
	Total Industrials	16,260,099
INFORMATION TECHNOLOGY – (18.50%)
Software & Services – (12.57%)
58.com Inc., Class A, ADR (China)*	1,746	121,068
Alibaba Group Holding Ltd., ADR (China)*	29,750	5,519,517
Baidu, Inc., Class A, ADR (China)*	4,347	1,056,321
Fang Holdings Ltd., Class A, ADR (China)*	342,791	1,330,029
iQIYI, Inc., Class A, ADR (China)*	73,390	2,370,497
		10,397,432
Technology Hardware & Equipment – (5.93%)
Hollysys Automation Technologies Ltd. (China)	221,800	4,910,652
	Total Information Technology	15,308,084
MATERIALS – (4.92%)
LafargeHolcim Ltd. (Switzerland)	44,903	2,177,739
Linde AG (Germany)	7,942	1,895,742
	Total Materials	4,073,481
TOTAL COMMON STOCK – (Identified cost $58,662,171)		73,969,418
PREFERRED STOCK – (8.69%)
CONSUMER DISCRETIONARY – (8.69%)
Retailing – (8.69%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	106,435	5,061,548
Grab Holdings Inc., Series G (Singapore)*(a)(b)	214,779	1,190,286
Internet Plus Holdings Ltd., Series A-12 (China)*(a)(b)	167,387	935,536
	Total Consumer Discretionary	7,187,370
TOTAL PREFERRED STOCK – (Identified cost $5,079,470)		7,187,370
SHORT-TERM INVESTMENTS – (1.37%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $361,064 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-10.00%, 08/01/18-07/01/48, total market value $368,220)	$361,000	361,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.10%, 07/02/18, dated 06/29/18, repurchase value of $123,022 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.379%-5.00%, 04/01/27-02/01/48, total market value $125,460)	123,000	123,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2018 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.12%, 07/02/18, dated 06/29/18, repurchase value of $217,038 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.75%, 05/23/19-11/30/19, total market value $221,340)	$217,000	$217,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.11%, 07/02/18, dated 06/29/18, repurchase value of $434,076 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.127%-7.00%, 12/01/24-07/01/37, total market value $442,680)	434,000	434,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,135,000)	1,135,000
	Total Investments – (99.45%) – (Identified cost $64,876,641)		82,291,788
	Other Assets Less Liabilities – (0.55%)		453,557
		Net Assets – (100.00%)	$82,745,345

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At June 30, 2018 (Unaudited)

	Selected American Shares	Selected International Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$2,168,379,437	$82,291,788
Cash	411	455
Receivables:
Capital stock sold	710,194	44,643
Dividends and interest	3,618,428	594,848
Investment securities sold	3,516,406	–
Prepaid expenses	32,759	1,293
Total assets	2,176,257,635	82,933,027
LIABILITIES:
Payables:
Capital stock redeemed	619,364	93,337
Investment securities purchased	1,480,235	–
Accrued custodian fees	87,000	21,804
Accrued distribution service fees	190,444	4,095
Accrued investment advisory fees	1,052,173	41,124
Accrued transfer agent fees	278,735	16,976
Other accrued expenses	18,980	10,346
Total liabilities	3,726,931	187,682
NET ASSETS	$2,172,530,704	$82,745,345
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$69,902,948	$1,438,831
Additional paid-in capital	1,187,812,497	60,850,775
Undistributed net investment income (loss)	(897,706)	561,008
Accumulated net realized gains from investments and foreign currency transactions	92,072,821	2,482,999
Net unrealized appreciation on investments and foreign currency transactions	823,640,144	17,411,732
Net Assets	$2,172,530,704	$82,745,345
CLASS S SHARES:
Net assets	$864,256,388	$15,719,420
Shares outstanding	22,267,342	1,100,410
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$38.81	$14.29
CLASS D SHARES:
Net assets	$1,308,274,316	$67,025,925
Shares outstanding	33,655,016	4,654,912
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$38.87	$14.40

*Including:
Cost of investments	$1,344,705,448	$64,876,641

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the six months ended June 30, 2018 (Unaudited)

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$17,477,506	$1,051,817
Interest	286,937	11,018
Total income	17,764,443	1,062,835
Expenses:
Investment advisory fees (Note 3)	6,100,909	271,112
Custodian fees	179,093	43,990
Transfer agent fees:
Class S	526,400	30,810
Class D	318,633	22,671
Audit fees	32,430	11,750
Legal fees	18,701	4,083
Reports to shareholders	47,500	2,700
Directors' fees and expenses	212,615	12,485
Registration and filing fees	28,500	27,000
Interest expense (Note 5)	–	2,751
Miscellaneous	53,204	10,624
Distribution service fees (Note 3):
Class S	1,109,234	36,358
Total expenses	8,627,219	476,334
Net investment income	9,137,224	586,501
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions**	116,747,961	6,359,106
Foreign currency transactions	(25,227)	(9,129)
Net realized gain	116,722,734	6,349,977
Net decrease in unrealized appreciation***	(81,193,218)	(7,555,813)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	35,529,516	(1,205,836)
Net increase (decrease) in net assets resulting from operations	$44,666,740	$(619,335)

*Net of foreign taxes withheld of	$193,368	$64,750

**Net of foreign taxes of	–	3,218

***Net of deferred foreign taxes of	–	(9,791)

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the six months ended June 30, 2018 (Unaudited)

	Selected American Shares	Selected International Fund
OPERATIONS:
Net investment income	$9,137,224	$586,501
Net realized gain from investments and foreign currency transactions	116,722,734	6,349,977
Net decrease in unrealized appreciation on investments and foreign currency transactions	(81,193,218)	(7,555,813)
Net increase (decrease) in net assets resulting from operations	44,666,740	(619,335)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(2,531,277)	–
Class D	(5,976,546)	–
Realized gains from investment transactions:
Class S	(49,570,837)	–
Class D	(75,106,321)	–
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	(12,374,550)	(17,939,064)
Class D	17,596,006	(1,519,554)
Total decrease in net assets	(83,296,785)	(20,077,953)
NET ASSETS:
Beginning of period	2,255,827,489	102,823,298
End of period*	$2,172,530,704	$82,745,345

*Including undistributed net investment income (loss) of	$(897,706)	$561,008

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2017

	Selected American Shares	Selected International Fund
OPERATIONS:
Net investment income	$13,716,312	$173,330
Net realized gain (loss) from investments and foreign currency transactions	282,401,088	(1,895,036)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	167,396,203	27,154,903
Net increase in net assets resulting from operations	463,513,603	25,433,197
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(3,398,563)	(9,523)
Class D	(9,745,383)	(245,809)
Realized gains from investment transactions:
Class S	(59,977,241)	–
Class D	(95,463,152)	–
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	(197,211,527)	19,411,760
Class D	(226,279,028)	(2,203,170)
Total increase (decrease) in net assets	(128,561,291)	42,386,455
NET ASSETS:
Beginning of year	2,384,388,780	60,436,843
End of year*	$2,255,827,489	$102,823,298

*Including distributions in excess of net investment income	$(1,527,107)	$(25,493)

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds ("Funds") consist of Selected American Shares, Inc. (a Maryland corporation) ("Selected American Shares") and Selected International Fund, Inc. (a Maryland corporation) ("Selected International Fund"). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds follow the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Selected American Shares' investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.

Selected International Fund was formerly known as Selected Special Shares. Effective May 1, 2011, Selected International Fund modified its investment strategy to invest principally in common stocks issued by foreign companies, including companies in developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization and maintains its investment objective to achieve capital growth.

An investment in the Funds, as with any mutual fund, includes risks that vary depending upon the Funds' investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund's return and net asset value will fluctuate.

Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. Selected International Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of June 30, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$306,259,909	$18,711,318
Energy	199,218,191	4,776,007
Financials	731,317,838	13,260,461
Health Care	79,592,574	1,579,968
Industrials	279,378,472	16,260,099
Information Technology	436,384,354	15,308,084
Materials	60,351,359	4,073,481
Total Level 1	2,092,502,697	73,969,418
Level 2 – Other Significant Observable Inputs:
Short-term securities	10,201,000	1,135,000
Total Level 2	10,201,000	1,135,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	64,528,738	7,187,370
Information Technology	1,147,002	–
Total Level 3	65,675,740	7,187,370
Total Investments	$2,168,379,437	$82,291,788

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2018.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2018 was $(4,564,194) and $(359,410) for Selected American Shares and Selected International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance January 1, 2018	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance June 30, 2018
Selected American Shares
Investments in Securities:
Common Stock	$1,129,149	$–	$17,853	$–	$–	$1,147,002
Preferred Stock	69,110,785	–	(4,582,047)	–	–	64,528,738
Total Level 3	$70,239,934	$–	$(4,564,194)	$–	$–	$65,675,740
Selected International Fund
Investments in Securities:
Preferred Stock	$6,611,244	$2,790,012	$(359,410)	$(106,623)	$(1,747,853)	$7,187,370
Total Level 3	$6,611,244	$2,790,012	$(359,410)	$(106,623)	$(1,747,853)	$7,187,370

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	June 30, 2018	Technique	Input(s)	Range	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,147,002	Discounted Cash Flow	Annualized Yield	3.497%	Decrease

Preferred Stock	64,528,738	Market Approach	Volume-Weighted Transaction Price	$46.50-$48.36	Increase
Total Level 3	$65,675,740
Selected International Fund
Investments in Securities:
Preferred Stock	$5,061,548	Market Approach	Volume-Weighted Transaction Price	$46.50-$48.36	Increase

Preferred Stock	1,190,286	Market Approach	Transaction Price	$5.54191	Increase

Preferred Stock	935,536	Market Approach	Transaction Price	$5.58906	Increase
Total Level 3	$7,187,370

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2018, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2017, Selected International Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards (No expiration)
Short-term	$–
Long-term	2,326,641
Total	$2,326,641

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At June 30, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$1,354,171,893	$66,060,852
Unrealized appreciation	864,687,668	20,448,033
Unrealized depreciation	(50,480,124)	(4,217,097)
Net unrealized appreciation	$814,207,544	$16,230,936

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, in-kind redemptions, equalization accounting for tax purposes, corporate actions, partnership income, Directors' deferred compensation, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2018 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$223,792,349	$22,015,561
Proceeds from sales	301,305,009	39,857,756

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2018 approximated 0.55% of the average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The Adviser is contractually committed to reimburse Selected International Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.30% (1.15% effective September 1, 2018) for Class S shares.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser during the six months ended June 30, 2018 was $76,497 and $6,649 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds' custodian.

Distribution Service Fees - For services under the distribution agreement, the Funds' Class S shares pay an annual fee of 0.25% of average daily net assets. During the six months ended June 30, 2018, Selected American Shares and Selected International Fund incurred distribution service fees totaling $1,109,234 and $36,358, respectively.

There are no distribution service fees for the Funds' Class D shares.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2018, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2018 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed*	Net Increase (Decrease)
Selected American Shares
Shares: Class S	198,620	1,336,361	(1,756,601)	(221,620)
Class D	869,718	1,914,892	(2,250,021)	534,589
Value: Class S	$8,167,901	$51,423,188	$(71,965,639)	$(12,374,550)
Class D	36,216,213	73,799,935	(92,420,142)	17,596,006

Selected International Fund
Shares: Class S	290,961	–	(1,525,154)	(1,234,193)
Class D	53,542	–	(155,441)	(101,899)
Value: Class S	$4,291,683	$–	$(22,230,747)	$(17,939,064)
Class D	796,461	–	(2,316,015)	(1,519,554)

* Selected International Fund: net of redemption fees amounting to $4,018 and $9 for Class S and Class D, respectively.

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed*		Net Increase (Decrease)
Selected American Shares
Shares: Class S	364,073	1,611,408	(7,268,015)		(5,292,534)
Class D	1,644,628	2,493,544	(9,871,561)	†	(5,733,389)
Value: Class S	$13,884,366	$62,574,615	$(273,670,508)		$(197,211,527)
Class D	62,491,861	97,000,829	(385,771,718)	†	(226,279,028)

Selected International Fund
Shares: Class S	2,123,750	686	(596,472)		1,527,964
Class D	862,075	16,209	(1,073,754)		(195,470)
Value: Class S	$27,445,309	$9,482	$(8,043,031)		$19,411,760
Class D	11,510,777	225,301	(13,939,248)		(2,203,170)

* Selected International Fund: net of redemption fees amounting to $3,946 and $1,184 for Class S and Class D, respectively.
† Includes redemptions as a result of in-kind transfers of securities (see Note 8 of the Notes to Financial Statements).

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. Selected American Shares had no borrowings during the six months ended June 30, 2018. Selected International Fund utilized the line of credit for six days during the six months ended June 30, 2018, whereby the average daily loan balance was $5,201,833 at an average interest rate of 3.18%. Selected International Fund had gross borrowings and gross repayments of $9,329,000 and had no borrowings outstanding at any month end during the six months ended June 30, 2018.

NOTE 6 - SECURITIES LOANED

The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2018, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Selected American Shares amounted to $65,675,740 or 3.02% of the Fund's net assets as of June 30, 2018. The aggregate value of restricted securities in Selected International Fund amounted to $7,187,370 or 8.69% of the Fund's net assets as of June 30, 2018. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units/ Shares	Cost per Unit/ Share	Valuation per Unit/ Share as of June 30, 2018
Selected American Shares	ASAC II L.P.	10/10/13	1,174,606	$1.00	$0.9765
	Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	1,161,716	$27.7507	$47.5553
	Didi Chuxing Joint Co., Series B, Pfd.	05/16/17	195,204	$50.9321	$47.5553
Selected International Fund	Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	106,435	$27.7507	$47.5553
	Grab Holdings Inc., Series G, Pfd.	08/02/17	214,779	$5.5419	$5.5419
	Internet Plus Holdings Ltd., Series A-12, Pfd.	04/13/18	167,387	$5.5891	$5.5891

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2018 (Unaudited)

NOTE 8 - IN-KIND REDEMPTIONS

In accordance with guidelines described in the Funds' prospectus, the Funds may distribute portfolio securities rather than cash as payment for redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from accumulated net realized gains (losses) from investments to additional paid-in capital on the Statements of Assets and Liabilities.

During the six months ended June 30, 2018, there were no in-kind redemptions.

During the year ended December 31, 2017, Selected American Shares' Class D shareholders (including related parties) redeemed 3,021,433 shares in exchange for portfolio securities valued at $121,700,735. The Fund realized a gain of $57,762,648.

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2018[e]	$40.53	$0.13	$0.62	$0.75
Year ended December 31, 2017	$35.76	$0.15	$7.46	$7.61
Year ended December 31, 2016	$36.93	$0.13	$4.06	$4.19
Year ended December 31, 2015	$43.16	$0.20	$1.37	$1.57
Year ended December 31, 2014	$50.29	$0.24	$2.54	$2.78
Year ended December 31, 2013	$41.71	$0.23	$13.11	$13.34
Selected American Shares Class D:
Six months ended June 30, 2018[e]	$40.59	$0.19	$0.63	$0.82
Year ended December 31, 2017	$35.80	$0.28	$7.47	$7.75
Year ended December 31, 2016	$36.97	$0.25	$4.06	$4.31
Year ended December 31, 2015	$43.13	$0.36	$1.36	$1.72
Year ended December 31, 2014	$50.26	$0.39	$2.56	$2.95
Year ended December 31, 2013	$41.68	$0.39	$13.11	$13.50
Selected International Fund Class S:
Six months ended June 30, 2018[e]	$14.44	$0.05	$(0.20)	$(0.15)
Year ended December 31, 2017	$10.45	$(0.03)	$4.02	$3.99
Year ended December 31, 2016	$10.48	$(0.01)	$(0.02)	$(0.03)
Year ended December 31, 2015	$11.12	$0.04	$(0.11)	$(0.07)
Year ended December 31, 2014	$11.21	$0.03	$(0.10)	$(0.07)
Year ended December 31, 2013	$9.24	$0.04	$1.97	$2.01
Selected International Fund Class D:
Six months ended June 30, 2018[e]	$14.53	$0.10	$(0.23)	$(0.13)
Year ended December 31, 2017	$10.50	$0.05	$4.03	$4.08
Year ended December 31, 2016	$10.53	$0.04	$(0.03)	$0.01
Year ended December 31, 2015	$11.17	$0.09	$(0.10)	$(0.01)
Year ended December 31, 2014	$11.27	$0.08	$(0.11)	$(0.03)
Year ended December 31, 2013	$9.28	$0.10	$1.99	$2.09

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.12)	$(2.35)	$–	$(2.47)	$38.81	1.90%	$864	0.97%[f]	0.97%[f]	0.63%[f]	10%
$(0.15)	$(2.69)	$–	$(2.84)	$40.53	21.77%	$911	0.97%	0.97%	0.39%	13%
$(0.27)	$(5.09)	$–	$(5.36)	$35.76	12.50%	$993	0.97%	0.97%	0.39%	19%
$(0.28)	$(7.52)	$–	$(7.80)	$36.93	3.59%	$1,181	0.95%	0.95%	0.50%	27%
$(0.23)	$(9.68)	$–	$(9.91)	$43.16	5.60%	$1,571	0.94%	0.94%	0.47%	26%
$(0.27)	$(4.49)	$–	$(4.76)	$50.29	33.16%	$2,067	0.94%	0.94%	0.49%	12%

$(0.19)	$(2.35)	$–	$(2.54)	$38.87	2.07%	$1,308	0.65%[f]	0.65%[f]	0.95%[f]	10%
$(0.27)	$(2.69)	$–	$(2.96)	$40.59	22.18%	$1,344	0.65%	0.65%	0.71%	13%
$(0.39)	$(5.09)	$–	$(5.48)	$35.80	12.83%	$1,391	0.65%	0.64%	0.72%	19%
$(0.36)	$(7.52)	$–	$(7.88)	$36.97	3.96%	$2,131	0.61%	0.61%	0.84%	27%
$(0.40)	$(9.68)	$–	$(10.08)	$43.13	5.96%	$3,674	0.60%	0.60%	0.81%	26%
$(0.43)	$(4.49)	$–	$(4.92)	$50.26	33.62%	$3,946	0.61%	0.61%	0.82%	12%

$ –	$–	$–	$ –	$14.29	(1.04)%	$16	1.25%[f]	1.25%[f]	0.64%[f]	23%
$–[g]	$–	$–	$–[g]	$14.44	38.22%	$34	1.28%	1.25%	(0.07)%	12%
$ –	$–	$–	$ –	$10.45	(0.29)%	$8	1.51%	1.30%	(0.09)%	49%
$(0.04)	$(0.53)	$–	$(0.57)	$10.48	(0.70)%	$9	1.41%	1.30%	0.28%	43%
$(0.02)	$–	$–	$(0.02)	$11.12	(0.66)%h	$11	1.38%	1.30%	0.23%	49%
$(0.04)	$–	$–	$(0.04)	$11.21	21.78%	$11	1.44%	1.40%	0.39%	16%

$ –	$ –	$–	$ –	$14.40	(0.89)%	$67	0.85%[f]	0.85%[f]	1.42%[f]	23%
$(0.05)	$ –	$–	$(0.05)	$14.53	38.90%	$69	0.87%	0.87%	0.31%	12%
$(0.04)	$ –	$–	$(0.04)	$10.50	0.10%	$52	0.87%	0.83%	0.38%	49%
$(0.10)	$(0.53)	$–	$(0.63)	$10.53	(0.20)%	$74	0.83%	0.83%	0.75%	43%
$(0.07)	$ –	$–	$(0.07)	$11.17	(0.26)%[h]	$89	0.83%	0.83%	0.70%	49%
$(0.10)	$ –	$–	$(0.10)	$11.27	22.56%	$66	0.83%	0.83%	0.96%	16%

[e]	Unaudited.

[f]	Annualized.

[g]	Less than $0.005 per share.

[h]
Selected International Fund's performance benefited from IPO purchases in 2014, adding approximately 2% to the Fund's total return. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences. Such performance may not continue in the future.

See Notes to Financial Statements

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review, held in April 2018. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Selected American Shares, Selected International Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:

1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently  and  effectively  handles  shareholder  transactions,  inquiries,  requests  and  records,  provides  quality accounting, legal and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors', Davis Advisors' employees, and Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Selected Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Selected Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).

The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.

The Independent Directors compared the fees paid to Davis Advisors by the Selected Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors' other lines of business.

Selected American Shares

The Independent Directors noted that Selected American Shares' Class S shares outperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), since Davis Advisors took over the daily management of the Fund on May 1, 1993, but underperformed the S&P 500® over the one-, three-, five-, ten-, and fifteen-year time periods, all periods ended March 31, 2018.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional large-cap core funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The report indicated that the Fund's Class D shares outperformed the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, and five-year time periods, all periods ended December 31, 2017. The Fund underperformed the Performance Universe Average and the Lipper Index over the ten-year time period ended December 31, 2017.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Selected American Shares – (Continued)

The Independent Directors also reviewed the Fund's performance versus both the S&P 500® and the Lipper Large-Cap Core category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 11 out of 21 rolling five-year time periods and outperformed the Lipper Large-Cap Core category in 13 out of 21 rolling five-year time periods, all periods ended December 31 for each year from 1997 through 2017. The Fund outperformed both the S&P 500® and the Lipper Large-Cap Core category in 10 out of 16 rolling ten-year time periods, all periods ended December 31 for each year from 2002 through 2017.

The Independent Directors considered Selected American Shares' management fee and total expense ratio. They observed that the Fund's Class D shares current management fee was reasonable and below the average and median of its peer group, as determined by Broadridge. The Directors noted that Class D shares do not pay any 12b-1 fees.

Selected International Fund

Davis Advisors became the investment adviser to Selected Special Shares on May 1, 1993. Davis Advisors oversaw a sub-adviser from 1993 to May 31, 2001, at which point, Davis Advisors began active daily management of the Fund. On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from primarily investing in domestic equity securities to primarily investing in foreign equity securities. While the Independent Directors reviewed all time periods, these changes limit the relevance of long-term comparisons against the Fund's benchmark, the Morgan Stanley Capital International All Country World Index ex USA ("MSCI ACWI® ex USA").

The Independent Directors noted that Selected International Fund's Class S shares outperformed the MSCI ACWI® ex USA over the one-, three-, and five-year time periods, all periods ended March 31, 2018. The Independent Directors also noted that the Fund had outperformed its benchmark since May 1, 2011, when the change in investment strategy occurred.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional international multi-cap growth funds (the "Performance Universe Average"), as well as the relevant Lipper Index. The Fund's Class D shares outperformed the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, and five-year time periods, all periods ended December 31, 2017.

The Independent Directors also reviewed the Fund's performance versus both the MSCI ACWI® ex USA and the Lipper International Multi-Cap Growth category when measured over each rolling five-year time frame since its investment strategy change in 2011. The Fund outperformed the MSCI ACWI® ex USA and the Lipper International Multi-Cap Growth category in 2 out of 2 rolling five-year time periods, all periods ended December 31 for each year from 2016 through 2017.

The Independent Directors considered Selected International Fund's management fee and total expense ratio. They observed that the Fund's Class D shares' current management fee was reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses of Class S shares through May 1, 2019, and that Class D shares do not pay any 12b-1 fees.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Selected American Shares, Selected International Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares and Selected International Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and their shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purpose of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 78.

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) since March 1999.	3
Trustee, John S. and James L. Knight
Foundation; Trustee, Connecticut
Public Broadcasting Network;
Chairman/Director, Assured
Guaranty Ltd. (financial guaranty
insurance business); Director,
Leucadia National Corporation
(holding company); Trustee,
Millbrook School; Trustee, Clipper
Funds Trust (consisting of one
portfolio).

Lawrence E. Harris (09/16/56)	Director	Director since 2015	Fred V. Keenan Chair in Finance of the Marshall School of Business, University of Southern California, Los Angeles, CA.	3	Director, Interactive Brokers Group, Inc.; Trustee, Clipper Funds Trust (consisting of one portfolio).

Steven N. Kearsley (09/29/41)	Director	Director since 2015	Private Investor, Real Estate Development; Owner, Old Peak Tree Farm.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company) 2008-2012.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990/ Chairman since 1997	Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director, Owens Corning (producer of residential and commercial building materials); Chairman/Trustee, Clipper Funds Trust (consisting of one portfolio).

Richard O'Brien (09/12/45)	Director	Director since 1996	Retired; Corporate Economist, HP Inc.	3	Trustee, Clipper Funds Trust (consisting of one portfolio).

SELECTED FUNDS	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund, Clipper Fund, and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios); Trustee, Clipper Funds Trust (consisting of one portfolio).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Davis Funds (consisting of
13 portfolios); Trustee, Clipper
Funds Trust (consisting of one
portfolio); Director, Graham
Holdings Company (educational and
media company); Director, The Coca
Cola Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Selected Funds officer since 2018). Vice President and Chief Compliance Officer of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Selected Funds officer since 2014). Vice President and Secretary of Selected Funds (consisting of two portfolios), Davis Funds (consisting of 13 portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds' website at www.selectedfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Katherine MacWilliams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 27, 2018

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 27, 2018